Property and equipment	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment

9 Property and equipment

During the six months ended June 30, 2025, the Group incurred capital expenditure on property and equipment with a cost of RMB122.0 million (six months ended June 30, 2024: RMB26.8 million). Items of property and equipment with a net book value of RMB1.9 million were disposed of during the six months ended June 30, 2025 (six months ended June 30, 2024: RMB0.6 million).